INTANGIBLE ASSETS, DEFERRED CHARGES (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
2014	$ 1,355
2015	1,256
2016	988
2017	483
2018	509
Intangible Assets, Net	$ 4,591	$ 2,857